UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2015

Date of Reporting Period: 09/30/2015

Item 1. Schedule of Investments.

	Nicholas High Income Fund, Inc.
	Schedule of Investments (unaudited)
	AS OF: 09/30/2015

SHARES OR
PRINCIPAL
AMOUNT		VALUE
---------------		-----------
NON-CONVERTIBLE BONDS -- 83.50%
	Automotive - Automakers -- 0.47%
500,000	Fiat Chrysler Automobiles NV
	5.25%, 04/15/23	$ 466,250
		------------
	Automotive - Parts & Equipment -- 2.55%
1,500,000	American Axle & Manufacturing, Inc.
	6.625%, 10/15/22	1,507,500
1,000,000	Goodyear Tire & Rubber Company (The)
	8.25%, 08/15/20	1,041,250
		------------
		2,548,750
		------------
	Banking -- 0.77%
1,000,000	BAC Capital Trust XIV Floating Rate
	Preferred Hybrid Income Term Securities
	4.00%, 09/29/49(1)	767,500
		------------
	Basic Industry - Building
	Materials -- 0.75%
750,000	Beacon Roofing Supply, Inc. 144A
	restricted, 6.375%, 10/01/23	751,875
		------------
	Basic Industry - Metal/Mining Excluding
	Steel-- 1.10%
1,000,000	Ausdrill Finance Pty Ltd 6.875%, 11/01/19	700,000
500,000	FMG Resources (August 2006) Pty, Ltd. 144A
	restricted, 8.25%, 11/01/19	398,750
		------------
		1,098,750
		------------
	Capital Goods - Aerospace/Defense -- 1.78%
1,750,000	Spirit AeroSystems, Inc. 5.25%, 03/15/22	1,785,000
		------------
	Capital Goods - Diversified -- 0.52%
500,000	Park-Ohio Industries, Inc. 8.125%, 04/01/21	518,750
		------------
	Capital Goods - Machinery -- 1.90%
2,000,000	CNH Industrial Capital LLC 3.375%, 07/15/19	1,905,000
		------------
	Capital Goods - Packaging -- 2.26%
1,750,000	Ball Corporation 5.00%, 03/15/22	1,754,375
500,000	Sealed Air Corporation 144A restricted,
	5.50%, 09/15/25	507,500
		------------
		2,261,875
		------------
	Consumer Goods - Beverage -- 1.09%
1,000,000	Constellation Brands, Inc. 6.00%, 05/01/22	1,092,500
		------------
	Consumer Goods - Food-Wholesale -- 5.68%
1,000,000	Diamond Foods, Inc. 144A restricted,
	7.00%, 03/15/19	1,028,125
500,000	KeHE Distributors, LLC 144A restricted,
	7.625%, 08/15/21	525,000
500,000	Pinnacle Foods Finance LLC 4.875%, 05/01/21	491,250
1,000,000	Post Holdings, Inc. 7.375%, 02/15/22	1,015,000
1,000,000	Southern States Cooperative, Incorporated
	144A restricted, 10.00%, 08/15/21	880,000
1,250,000	TreeHouse Foods, Inc. 4.875%, 03/15/22	1,200,000
528,000	Wells Enterprises, Inc. 144A restricted,
	6.75%, 02/01/20	538,560
		------------
		5,677,935
		------------
	Consumer Goods - Personal & Household
	Products -- 1.97%

1,465,000	FGI Operating Company, LLC 7.875%, 05/01/20	1,113,400
1,000,000	Sun Products Corporation (The) 144A
	restricted, 7.75%, 03/15/21	852,500
		------------
		1,965,900
		------------
	Energy - Exploration & Production -- 1.55%
2,000,000	Chesapeake Energy Corporation Floating Rate
	Senior Notes, 3.5388%, 04/15/19(2)	1,420,000
500,000	LINN Energy, LLC 8.625%, 04/15/20	135,000
		------------
		1,555,000
		------------
	Energy - Oil Field Equipment &
	Services -- 1.21%
1,000,000	Hornbeck Offshore Services, Inc.
	5.00%, 03/01/21	742,500
600,000	Parker Drilling Company 6.75%, 07/15/22	468,000
		------------
		1,210,500
		------------
	Energy - Oil Refining & Marketing -- 1.43%
500,000	Calumet Specialty Products Partners, L.P.
	6.50%, 04/15/21	450,000
1,000,000	Tesoro Corporation 5.375%, 10/01/22	980,000
		------------
		1,430,000
		------------
	Financial Services - Brokerage -- 2.44%
1,500,000	Jefferies Finance LLC 144A restricted,
	7.375%, 04/01/20	1,445,700
968,000	Oppenheimer Holdings Inc. 8.75%, 04/15/18	992,200
		------------
		2,437,900
		------------
	Financial Services - Investments &
	Miscellaneous Financial Services -- 1.00%
1,000,000	Icahn Enterprises L.P. 4.875%, 03/15/19	1,001,500
		------------
	Healthcare - Facilities -- 3.83%
1,000,000	CHS/Community Health Systems, Inc.
	6.875%, 02/01/22	1,021,210
1,000,000	DaVita Inc. 5.75%, 08/15/22	1,040,000
750,000	HealthSouth Corporation 144A restricted,
	5.75%, 09/15/25	727,500
1,000,000	Sabra Health Care Limited Partnership
	5.50%, 02/01/21	1,042,500
		------------
		3,831,210
		------------
	Healthcare - Medical Products -- 2.82%
1,030,000	Fresenius Medical Care US Finance II, Inc.
	144A restricted, 5.625%, 07/31/19	1,099,525
500,000	Grifols Worldwide Operations Limited
	5.25%, 04/01/22	494,690
1,000,000	Mallinckrodt International Finance S.A.
	4.75%, 04/15/23	865,000
400,000	Mallinckrodt International Finance S.A.
	144A restricted, 5.625%, 10/15/23	364,000
		------------
		2,823,215
		------------
	Healthcare - Pharmaceuticals -- 0.99%
1,000,000	Endo Finance Co. 144A restricted,
	5.75%, 01/15/22	990,000
		------------
	Leisure - Gaming -- 1.90%
750,000	MGM Resorts International 8.625%, 02/01/19	823,125
1,500,000	Scientific Games International, Inc.
	6.25%, 09/01/20	1,076,250
		------------
		1,899,375
		------------
	Leisure - Hotels -- 0.10%
100,000	FelCor Lodging Limited Partnership

	6.00%, 06/01/25	100,000
		------------
	Leisure - Theaters & Entertainment -- 2.07%
1,500,000	Activision Blizzard, Inc. 144A restricted,
	5.625%, 09/15/21	1,578,750
500,000	Cinemark USA, Inc. 5.125%, 12/15/22	490,000
		------------
		2,068,750
		------------
	Media - Advertising -- 1.49%
1,500,000	Nielsen Company (Luxembourg) S.ar.l. (The)
	144A restricted, 5.50%, 10/01/21	1,492,500
		------------
	Media - Cable & Satellite TV -- 2.59%
1,750,000	CCO Holdings, LLC 5.25%, 09/30/22	1,640,625
900,000	UPCB Finance VI Limited 144A restricted,
	6.875%, 01/15/22	948,375
		------------
		2,589,000
		------------
	Media - Content -- 2.02%
2,000,000	Netflix, Inc. 144A restricted,
	5.50%, 02/15/22	2,020,000
		------------
	Media - Diversified -- 1.47%
1,500,000	Gannett Co., Inc. 144A restricted,
	4.875%, 09/15/21	1,470,000
		------------
	Media - Printing & Publishing -- 1.42%
500,000	Deluxe Corporation 6.00%, 11/15/20	524,375
1,000,000	Quad/Graphics, Inc. 7.00%, 05/01/22	895,000
		------------
		1,419,375
		------------
	Real Estate - Development &
	Management -- 0.50%
500,000	CBRE Services, Inc. 5.00%, 03/15/23	502,576
		------------
	Retail - Restaurants -- 3.39%
1,775,000	Landry's, Inc. 144A restricted,
	9.375%, 05/01/20	1,894,812
500,000	NPC International, Inc. 10.50%, 01/15/20	520,000
1,000,000	Wok Acquisition Corp. 144A restricted,
	10.25%, 06/30/20	972,500
		------------
		3,387,312
		------------
	Retail - Specialty Retail -- 3.76%
1,500,000	Men's Wearhouse, Inc. (The)
	7.00%, 07/01/22	1,545,195
500,000	PetSmart, Inc. 144A restricted,
	7.125%, 03/15/23	505,625
1,120,000	Rent-A-Center, Inc. 4.75%, 05/01/21	952,000
750,000	Vista Outdoor Inc. 144A restricted,
	5.875%, 10/01/23	761,250
		------------
		3,764,070
		------------
	Services - Support-Services -- 5.14%
1,000,000	ADT Corporation (The) 3.50%, 07/15/22	885,000
500,000	Avis Budget Car Rental, LLC 144A
	restricted, 5.125%, 06/01/22	482,500
250,000	Avis Budget Car Rental, LLC 5.50%, 04/01/23	242,008
1,000,000	Cardtronics, Inc. 5.125%, 08/01/22	960,000
250,000	Corrections Corporation of America
	5.00%, 10/15/22	250,625
1,000,000	Corrections Corporation of America
	4.625%, 05/01/23	960,000
1,000,000	Iron Mountain Incorporated 144A
	restricted, 6.00%, 10/01/20	1,009,700
500,000	NESCO, LLC 144A restricted,
	6.875%, 02/15/21	351,250
		------------
		5,141,083
		------------

	Technology & Electronics -
	Electronics -- 0.52%
500,000	NXP B.V. 144A restricted,
	5.75%, 02/15/21	520,000
		-----------
	Technology & Electronics - Hardware &
	Equipment -- 5.27%
500,000	Brocade Communications Systems, Inc.
	4.625%, 01/15/23	480,000
1,250,000	CDW LLC 6.00%, 08/15/22	1,306,563
1,500,000	CommScope, Inc. 144A restricted,
	5.00%, 06/15/21	1,466,250
1,000,000	Dell Inc. 144A restricted,
	5.625%, 10/15/20	1,039,500
1,000,000	NCR Corporation 5.875%, 12/15/21	980,000
		-----------
		5,272,313
		-----------
	Telecommunications - Wireless -- 1.37%
1,500,000	Digicel Limited 144A restricted,
	6.00%, 04/15/21	1,368,750
		-----------
	Telecommunications - Wireline Integrated
	& Services -- 8.24%
1,809,000	Cincinnati Bell Inc. 8.375%, 10/15/20	1,821,437
1,000,000	CyrusOne LP 6.375%, 11/15/22	1,017,500
1,000,000	CyrusOne LP 144A restricted,
	6.375%, 11/15/22	1,017,500
1,500,000	Equinix, Inc. 5.375%, 04/01/23	1,467,150
1,000,000	Frontier Communications Corporation
	8.50%, 04/15/20	972,500
2,000,000	Zayo Group, LLC 144A restricted,
	6.00%, 04/01/23	1,940,000
		-----------
		8,236,087
		-----------
	Transportation -
	Infrastructure/Services -- 2.80%
2,000,000	XPO Logistics, Inc. 144A restricted,
	7.875%, 09/01/19	1,950,000
1,000,000	XPO Logistics, Inc. 144A restricted,
	6.50%, 06/15/22	845,625
		-----------
		2,795,625
		-----------
	Transportation - Rail -- 2.41%
2,000,000	Florida East Coast Holdings Corp. 144A
	restricted, 6.75%, 05/01/19	1,960,000
500,000	Florida East Coast Industries, LLC 144A
	restricted, 9.75%, 05/01/20	450,000
		-----------
		2,410,000
		-----------
	Utility - Electric-Generation -- 0.93%
1,000,000	Calpine Corporation 5.375%, 01/15/23	932,500
		-----------
	TOTAL NON-CONVERTIBLE BONDS
	(cost $88,321,620)	83,508,726
		-----------
BANK LOANS -- 3.86%
	Healthcare - Medical Products -- 0.98%
985,000	Grifols Worldwide Operations USA, Inc.
	Term B 3.198%, 02/27/21(3)	984,242
		-----------
	Technology & Electronics -
	Electronics -- 1.46%
1,469,859	CDW LLC Term B 3.25%, 04/29/20(4)	1,455,424
		-----------
	Technology & Electronics - Hardware &
	Equipment -- 1.42%
1,411,364	Zebra Technologies Corporation Term B
	4.75%, 09/30/21(5)	1,417,771
		-----------
	TOTAL BANK LOANS
	(cost $3,851,151)	3,857,437

		------------
COMMON STOCKS -- 6.26%
	Energy -- 4.69%
32,000	Dorchester Minerals, L.P.	462,720
48,000	Enlink Midstream Partners LP	756,480
40,000	Kinder Morgan, Inc.	1,107,200
35,500	Plains All American Pipeline, L.P.	1,078,490
42,700	Plains GP Holdings, L.P.	747,250
17,000	Williams Partners L.P.	542,640
		------------
		4,694,780
		------------
	Industrials - Transportation -- 1.57%
21,000	Macquarie Infrastructure Corporation	1,567,860
		------------
	TOTAL COMMON STOCKS
	(cost $8,617,817)	6,262,640
		------------
SHORT-TERM INVESTMENTS -- 5.93%
	Commercial Paper -- 4.65%
1,150,000	Diageo Capital plc 0.30%, 10/02/15	1,149,990
650,000	Edison International 0.37%, 10/05/15	649,974
1,300,000	Eversource Energy 0.34%, 10/01/15	1,300,000
550,000	Integrys Holding, Inc. 0.39%, 10/06/15	549,970
1,000,000	Nordstrom, Inc. 0.37%, 10/01/15	1,000,000
		------------
		4,649,934
		------------
	Variable Rate Security -- 1.28%
1,278,367	Fidelity Institutional Money Market
	Fund - Class I	1,278,367
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $5,928,301)	5,928,301
		------------

	TOTAL INVESTMENTS
	(cost $106,718,889) -- 99.54%	99,557,104
		------------

	OTHER ASSETS, NET OF LIABILITIES -- 0.46%	455,528
		------------

	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$100,012,632
		------------
		------------

(1) The greater of (i) 3-month LIBOR plus 0.40% and (ii) 4.00%, such rate being reset quarterly.
(2) Resets quarterly, equal to 3-month LIBOR plus 3.25%.
(3) Resets monthly, equal to 1-month LIBOR plus 3.00%.
(4) The greater of (i) 3-month LIBOR plus 2.25% and (ii) 3.25%, such rate being reset quarterly.
(5) The greater of (i) 3-month LIBOR plus 4.00% and (ii) 4.75%, such rate being reset quarterly.

As of September 30, 2015, investment cost for federal tax purposes was $106,625,764 and the tax basis components of unrealized appreciation/ depreciation were as follows:

Unrealized appreciation	$ 757,315
Unrealized depreciation	(7,825,975)
-----------
Net unrealized depreciation	$(7,068,660)
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

    Level 1 - quoted prices in active markets for identical investments

  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

Investments
Valuation Input	in Securities
---------------	---------------
Level 1 -
Common Stocks(1)	$ 6,262,640
Variable Rate Security	1,278,367
Level 2 -
Non-Convertible Bonds(1)	83,508,726
Bank Loans(1)	3,857,437
Commercial Paper	4,649,934
Level 3 -
None	--
-----------
Total	$99,557,104
-----------
-----------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 11/12/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 11/12/2015

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 11/12/2015